PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

3. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other currents assets consisted of the following:

	As of December 31,
	2019	2020
	US$	US$
IPO distribution service and promotional and advertisement service receivables	2,080,411	5,360,831
Input VAT receivables	1,626,213	1,174,934
Interest receivables from term deposits	1,526,625	429,454
Prepayment for long-term investment	854,891	—
Prepaid professional service fees	405,094	998,235
Prepaid data and IT service expenses	391,214	1,315,469
Advances to employees	286,900	825,682
Prepaid marketing expenses	222,167	402,724
Rental and other deposits	215,182	391,625
Others	411,495	315,476
	8,020,192	11,214,430